UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                  Face
Industry                        Amount  Capital Trusts                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%     $ 6,400,000  Lehman Brothers Holdings Capital Trust V, 5.911% (d)(f)                       $   5,029,907
                             5,975,000  State Street Capital Trust III, 8.25% (d)(f)                                      6,002,116
                            13,535,000  State Street Capital Trust IV, 5.991% due 6/01/2067 (d)                          11,147,128
                                                                                                                      -------------
                                                                                                                         22,179,151
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 16.0%    12,035,000  ABN AMRO North America Holding Preferred Capital Repackaging Trust I,
                                        6.523% (d)(f)(g)                                                                 12,515,281
                             2,811,000  Abbey National Capital Trust I, 8.963% (a)(d)(f)                                  3,321,829
                            18,350,000  BB&T Capital Trust IV, 6.82% due 6/12/2077 (d)                                   17,179,325
                             2,000,000  Bank One Capital III, 8.75% due 9/01/2030                                         2,257,536
                             6,115,000  Barclays Bank Plc, 5.926% (d)(f)(g)                                               5,691,701
                             3,875,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (g)                                3,874,105
                             3,630,000  First Empire Capital Trust II, 8.277% due 6/01/2027                               3,790,519
                             2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (g)                           2,078,080
                            15,835,000  HSBC Capital Funding LP/Jersey Channel Islands, 10.176% (d)(f)(g)                20,392,772
                             7,300,000  HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (d)                          6,790,891
                            12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                             12,800,051
                             3,850,000  Huntington Capital III, 6.65% due 5/15/2037 (d)                                   3,202,107
                             2,000,000  Lloyds TSB Bank Plc, 6.90% (f)                                                    1,955,000
                            18,470,000  Nationsbank Capital Trust III, 4.808% due 1/15/2027 (d)                          16,744,773
                             3,930,000  Royal Bank of Scotland Group Plc, 7.648% (d)(f)                                   4,081,828
                             4,175,000  SunTrust Preferred Capital I, 5.853% (d)(f)                                       3,553,050
                                                                                                                      -------------
                                                                                                                        120,228,848
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.0%     13,670,000  Capital One Capital III, 7.686% due 8/15/2036                                    10,346,960
                             4,630,000  MBNA Capital A, 8.278% due 12/01/2026                                             4,819,089
                                                                                                                      -------------
                                                                                                                         15,166,049
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial       15,000,000  AgFirst Farm Credit Bank, 8.393% due 12/15/2016 (d)                              15,924,120
Services - 4.2%              9,000,000  Farm Credit Bank of Texas Series 1, 7.561% (d)(f)                                 9,471,600
                             8,375,000  JPM Chase Capital XXI, 4.065% due 5/15/2077 (d)                                   6,278,185
                                                                                                                      -------------
                                                                                                                         31,673,905
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%    5,000,000  SWEPCO Capital I, 5.25% due 10/01/2043 (d)                                        5,054,775
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.0%           12,175,000  AON Corp., 8.205% due 1/01/2027                                                  12,472,192
                            11,300,000  Ace Capital Trust II, 9.70% due 4/01/2030                                        13,819,222
                            15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (g)                                14,171,640
                            10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030                           11,421,550
                             3,000,000  Genworth Financial, Inc., 6.15% due 11/15/2066 (d)                                2,648,064
                             6,066,000  ING Capital Funding Trust III, 8.439% (d)(f)                                      6,539,997
                             3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (g)                                 3,361,324
                             6,325,000  Principal Life Insurance Co., 8% due 3/01/2044 (Surplus Notes) (g)                7,032,780
                             3,750,000  Zenith National Insurance Capital Trust I, 8.55% due 8/01/2028 (g)                3,759,375
                                                                                                                      -------------
                                                                                                                         75,226,144
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%      10,000,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027                         10,493,140
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%           3,750,000  BNSF Funding Trust I, 6.613% due 12/15/2055 (d)                                   3,426,502
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           1,000,000  Astoria Capital Trust I, 9.75% due 11/01/2029 (g)                                 1,012,500
Finance - 0.6%               3,875,000  Webster Capital Trust IV, 7.65% due 6/15/2037 (d)                                 3,355,130
                                                                                                                      -------------
                                                                                                                          4,367,630
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Capital Trusts (Cost - $303,792,260) - 38.3%                              287,816,144
-----------------------------------------------------------------------------------------------------------------------------------
                                Shares
                                  Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%          72,200  Deutsche Bank Contingent Capital Trust II, 6.55%                                  1,766,012
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 11.2%     1,140,000  Barclays Bank Plc, 6.278% (d)                                                       985,052
                                 4,650  First Tennessee Bank NA, 3.90% (d)(g)                                             3,470,063
                             8,000,000  ICICI Bank Ltd., 7.25% (d)(e)(f)(g)                                               7,083,648


BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                Shares
Industry                          Held  Preferred Stocks                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                               166,800  Provident Financial Group, Inc., 7.75%                                        $   4,300,321
                                23,000  SG Preferred Capital II, 6.302% (d)                                              23,661,250
                               599,000  Santander Finance Preferred SA Unipersonal, 6.50%                                13,365,187
                               250,000  Santander Finance Preferred SA Unipersonal, 6.80%                                 5,828,125
                                48,000  Sovereign Bancorp, Inc. Series C, 7.30% (c)                                       1,151,520
                               915,000  Wachovia Corp. Series J, 8%                                                      24,110,574
                                                                                                                      -------------
                                                                                                                         83,955,740
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial          310,000  Bank of America Corp., 6.625%                                                     7,545,400
Services - 8.7%                 10,000  Bank of America Corp. Series L, 7.25% (b)                                        11,220,000
                               485,000  Citigroup, Inc. Series AA, 8.125%                                                12,716,700
                               295,000  Citigroup, Inc. Series T, 6.50% (b)                                              15,944,750
                               152,000  Cobank ACB, 7% (g)                                                                6,568,680
                            15,525,000  JPMorgan Chase Capital XXI Series U, 4.062% due 2/02/2037 (d)                    11,539,903
                                                                                                                      -------------
                                                                                                                         65,535,433
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.9%       14,000  Alabama Power Co., 5.83%                                                            357,280
                               145,000  Alabama Power Co., 6.50%                                                          3,588,750
                               114,400  Entergy Arkansas, Inc., 6.45%                                                     2,870,731
                                49,850  Entergy Louisiana LLC, 6.95%                                                      5,386,741
                                80,000  Interstate Power & Light Co. Series B, 8.375%                                     2,380,000
                                                                                                                      -------------
                                                                                                                         14,583,502
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 15.2%              400,000  ACE Ltd. Series C, 7.80%                                                         10,008,000
                            16,340,000  AXA SA, 6.379% (d)(f)(g)                                                         13,766,777
                               194,000  Aspen Insurance Holdings Ltd., 7.401% (d)                                         4,413,500
                               140,000  Axis Capital Holdings Ltd. Series A, 7.25%                                        3,472,000
                                36,000  Axis Capital Holdings Ltd. Series B, 7.50% (d)                                    3,844,127
                               139,200  Endurance Specialty Holdings Ltd. Series A, 7.75%                                 3,443,808
                             6,930,000  Financial Security Assurance Holdings Ltd., 6.40%
                                        due 12/15/2066 (d)(g)                                                             5,167,008
                            19,875,000  Metlife, Inc., 6.40% due 12/15/2066                                              17,836,540
                               793,000  Metlife, Inc. Series B, 6.50%                                                    19,460,220
                             5,700,000  PartnerRe Finance II, 6.44% due 12/01/2066 (d)                                    5,132,052
                                95,000  Prudential Plc, 6.50%                                                             2,322,750
                               660,000  RenaissanceRe Holding Ltd. Series D, 6.60%                                       14,929,200
                                 9,800  Zurich RegCaPS Funding Trust, 6.58% (d)(g)                                        9,940,875
                                                                                                                      -------------
                                                                                                                        113,736,857
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%         140,000  Pacific Gas & Electric Co. Series A, 6%                                           3,526,028
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage             860,000  Fannie Mae, 8.25%                                                                22,721,200
Finance - 11.8%                264,650  Fannie Mae Series L, 5.125%                                                      10,805,659
                               392,148  Fannie Mae Series O, 7% (d)                                                      19,435,835
                               120,000  Freddie Mac Series Q, 3.85% (d)                                                   4,710,000
                               225,000  Freddie Mac Series U, 5.90%                                                       5,393,250
                               325,000  Freddie Mac Series V, 5.57%                                                       6,815,250
                               216,600  Freddie Mac Series Y, 6.55%                                                       5,293,704
                               360,000  Freddie Mac Series Z, 8.375%                                                      9,666,000
                                    40  Roslyn Real Estate Asset Corp. Series D, 8.88% (d)                                4,020,000
                                                                                                                      -------------
                                                                                                                         88,860,898
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       2,423  Centaur Funding Corp., 9.08% (g)                                                  2,669,086
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Stocks (Cost - $386,534,867) - 49.9%                            374,633,556
-----------------------------------------------------------------------------------------------------------------------------------

                                        Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment         400,000  Developers Diversified Realty Corp., 8%                                           9,840,000
Trusts (REITs) - 4.3%            2,390  First Industrial Realty Trust, Inc., 6.236% (d)                                   2,472,903
                                 4,000  Firstar Realty LLC, 8.875% (g)                                                    3,835,000


BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                Shares
Industry                          Held  Real Estate Investment Trusts                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                50,000  HCP, Inc. Series F, 7.10%                                                       $ 1,135,000
                               172,800  Health Care REIT, Inc. Series F, 7.625%                                           4,190,400
                                50,000  Kimco Realty Corp. Series F, 6.65%                                                1,150,500
                                40,000  PS Business Parks, Inc. Series K, 7.95%                                             970,000
                               160,000  Public Storage, Inc. Series I, 7.25%                                              3,889,600
                                 3,857  Sovereign Real Estate Investment Corp., 12% (g)                                   4,975,530
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Real Estate Investment Trusts (Cost - $34,710,510) - 4.3%                  32,458,933
-----------------------------------------------------------------------------------------------------------------------------------

                                  Face
                                Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%    $ 3,725,000  KeyCorp Capital IX, 6.75%                                                         3,332,862
-----------------------------------------------------------------------------------------------------------------------------------
Communications               2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028                        1,980,246
Equipment - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.1%     16,702,000  Capital One Capital II, 7.50% due 6/15/2066                                      15,728,237
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        7,047,500  Citigroup Capital XVII, 6.35% due 3/15/2067                                       6,396,243
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%    1,250,000  Georgia Power Co. Series O, 1.475% due 4/15/2033                                  1,231,556
                             1,250,000  HECO Capital Trust III, 6.50% due 3/18/2034                                       1,182,589
                             1,250,000  National Rural Utilities Cooperative Finance Corp., 6.75%
                                        due 2/15/2043                                                                     1,229,928
                             5,835,000  PPL Energy Supply LLC, 7% due 7/15/2046                                           5,940,794
                               950,000  Virginia Power Capital Trust II, 1.844% due 7/30/2042                               958,734
                                                                                                                      -------------
                                                                                                                         10,543,601
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.8%         5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                                     5,747,611
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%            11,000,000  ABN AMRO North America Capital Funding Trust II, 5.046% (d)(f)(g)                 7,965,374
                             5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052                         4,870,661
                             7,375,000  W.R. Berkley Capital Trust II, 6.75% due 7/26/2045                                7,074,559
                                                                                                                      -------------
                                                                                                                         19,910,594
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                23,375,000  Comcast Corp., 6.625% due 5/15/2056                                              21,695,289
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           6,000,000  Dime Community Capital I, 7% due 4/14/2034                                        5,220,000
Finance - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Trust Preferreds (Cost - $98,056,231) - 12.1%                              90,554,683
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Securities (Cost - $823,093,868) - 104.6%                       785,463,316
-----------------------------------------------------------------------------------------------------------------------------------

                                        Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.5%     3,915,000  C8 Capital SPV Ltd., 6.64% (d)(f)(g)                                              3,540,139
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.8%       7,600,000  Ameriprise Financial, Inc., 7.518% due 6/01/2066 (d)                              7,475,694
                             3,750,000  The Bear Stearns Cos., Inc., 6.40% due 10/02/2017                                 3,559,864
                             9,045,000  Credit Suisse Guernsey Ltd., 5.86% (d)(f)                                         8,299,981
                             1,310,000  Lehman Brothers Holdings, Inc., 6.690% due 9/15/2022 (d)                          1,258,844
                             7,800,000  Lehman Brothers Holdings, Inc., 6.875% due 7/17/2037                              7,589,135
                                                                                                                      -------------
                                                                                                                         28,183,518
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 21.0%    28,025,000  BNP Paribas, 7.195% (d)(f)(g)(h)                                                 27,006,992
                             8,065,000  Bank of Ireland Capital Funding II, LP, 5.571% (d)(f)(g)                          6,994,984
                             8,575,000  Bank of Ireland Capital Funding III, LP, 6.107% (d)(f)(g)                         7,384,987
                             5,250,000  Barclays Bank Plc, 7.434% (d)(f)(g)                                               5,491,316
                            31,800,000  Credit Agricole SA, 6.637% (d)(f)(g)                                             28,921,305
                             5,000,000  HBOS Plc, 6.657% (d)(f)(g)                                                        4,077,115
                            16,075,000  Resona Preferred Global Securities Ltd., 7.191% (d)(f)(g)                        15,946,496
                             5,575,000  Royal Bank of Scotland Group Plc, 6.99% (d)(f)(g)                                 5,611,493
                             4,800,000  Royal Bank of Scotland Group Plc, 9.118% (f)                                      5,199,475
                             7,500,000  Royal Bank of Scotland Plc Series MTN, 7.64% (d)(f)                               7,681,560
                            25,250,000  Societe Generale, 5.922% (d)(f)(g)                                               23,292,670
                            13,550,000  Standard Chartered Bank, 7.014% (d)(f)(g)                                        12,844,424
                             8,500,000  Woori Bank, 6.208% due 5/02/2067 (d)(g)                                           7,303,905
                                                                                                                      -------------
                                                                                                                        157,756,722
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial       26,700,000  Bank of America Corp. Series K, 8% (d)(f)                                      $ 27,734,625
Services - 8.2%             11,600,000  Citigroup, Inc., 8.30% due 12/21/2077 (d)                                        12,505,322
                            23,000,000  JPMorgan Chase Capital XXV, 6.80% due 10/01/2037                                 21,736,840
                                                                                                                      -------------
                                                                                                                         61,976,787
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.4%      792,000  Duke Energy Carolinas LLC, 5.25% due 1/15/2018                                      805,106
                            16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030                             19,296,714
                             5,925,000  PPL Capital Funding, 6.70% due 3/30/2067 (d)                                      5,454,016
                               385,000  Southern California Edison Co. Series 08-A, 5.95% due 2/01/2038                     384,889
                                                                                                                      -------------
                                                                                                                         25,940,725
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.9%        14,400,000  Southern Union Co., 7.20% due 11/01/2066 (d)                                     14,164,243
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 23.8%           12,775,000  The Allstate Corp., 6.50% due 5/15/2057 (d)                                      11,641,679
                            10,450,000  The Allstate Corp. Series B, 6.125% due 5/15/2067 (d)                            10,167,568
                            12,395,000  American International Group, Inc., 6.25% due 3/15/2087                          10,829,400
                            17,700,000  Chubb Corp., 6.375% due 3/29/2067 (d)                                            17,443,881
                            14,280,000  Everest Reinsurance Holdings, Inc., 6.60% due 5/01/2067 (d)                      12,613,810
                             7,500,000  Great West Life & Annuity Insurance Co., 7.153% due 5/16/2046 (d)(g)              7,491,000
                            10,150,000  Liberty Mutual Group, Inc., 7% due 3/15/2037 (d)(g)                               8,972,093
                            12,000,000  Lincoln National Corp., 7% due 5/17/2066 (d)                                     11,934,372
                             5,025,000  Lincoln National Corp., 6.05% due 4/20/2067 (d)                                   4,692,692
                             9,675,000  Nationwide Life Global Funding I, 6.75% due 5/15/2067                             8,169,841
                             5,000,000  Oil Insurance Ltd., 7.558% (d)(f)(g)                                              5,049,650
                            11,650,000  Progressive Corp., 6.70% due 6/15/2037 (d)                                       11,077,636
                             8,525,000  QBE Capital Funding II LP, 6.797% (d)(f)(g)                                       8,027,234
                             3,000,000  Reinsurance Group of America, 6.75% due 12/15/2065 (d)                            2,753,421
                               585,495  Structured Asset Repackaged Trust Series 2004-1, 5.417% due 4/21/2011               579,640
                             8,875,000  Swiss Re Capital I LP, 6.854% (d)(f)(g)                                           8,585,329
                            22,850,000  The Travelers Cos., Inc., 6.25% due 3/15/2067 (d)                                21,728,271
                             1,300,000  ZFS Finance (USA) Trust IV, 5.875% due 5/09/2032 (d)(g)                           1,211,002
                            17,110,000  ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (d)(g)                            15,621,772
                                                                                                                      -------------
                                                                                                                        178,590,291
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%       8,400,000  Dominion Resources, Inc., 7.50% due 6/30/2066 (d)                                 8,029,342
                             1,825,000  Puget Sound Energy, Inc. Series A, 6.974% due 6/01/2067 (d)                       1,704,498
                                                                                                                      -------------
                                                                                                                          9,733,840
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &                   4,225,000  Enterprise Products Operating LP, 8.375% due 8/01/2066 (d)                        4,222,140
Consumable Fuels - 1.6%      8,300,000  TransCanada PipeLines Ltd., 6.35% due 5/15/2067 (d)                               7,728,620
                                                                                                                      -------------
                                                                                                                         11,950,760
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           4,100,000  Washington Mutual Preferred Funding Delaware, 6.534% (d)(f)(g)                    2,776,397
Finance - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Bonds (Cost - $522,015,774) - 65.9%                             494,613,422
-----------------------------------------------------------------------------------------------------------------------------------
                                        Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                             5,000,000  U.S. Treasury Notes, 4.75% due 2/15/2037                                          5,326,560
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Government & Agency Obligations (Cost - $5,323,438) - 0.7%                  5,326,560
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $1,350,433,080*) - 171.2%                          $1,285,403,298

                                        Other Assets Less Liabilities - 2.2%                                             16,479,554

                                        Preferred Stock, at Redemption Value - (73.4%)                                 (550,853,968)
                                                                                                                     --------------
                                        Net Assets Applicable to Common Stock - 100.0%                               $  751,028,884
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,348,253,250
                                                                ===============
      Gross unrealized appreciation                             $    15,679,628
      Gross unrealized depreciation                                 (78,520,369)
                                                                ---------------
      Net unrealized depreciation                               $   (62,840,741)
                                                                ===============

(a) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)   Convertible security.
(c)   Depositary receipts.
(d)   Floating rate security.
(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)   The security is a perpetual bond and has no stated maturity date.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) All or a portion of security held as collateral in connection with open financial futures contracts.
o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                           Net Activity                   Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
          Cash Sweep Series               $(54,265,247)                 $746,248
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of January 31, 2008 were as follows:

      --------------------------------------------------------------------------------------
      Number of                                                                  Unrealized
      Contracts            Issue               Expiration Date    Face Value    Depreciation
      --------------------------------------------------------------------------------------
      1,883       2-Year U.S. Treasury Bonds     March 2008      $401,622,310   $  (131,403)
      --------------------------------------------------------------------------------------

o     Financial futures contracts sold as of January 31, 2008 were as follows:

      --------------------------------------------------------------------------------------
      Number of                                                                  Unrealized
      Contracts            Issue               Expiration Date    Face Value    Appreciation
      --------------------------------------------------------------------------------------
      595               30-Year U.S.
                       Treasury Bonds            March 2008      $70,994,678    $      3,760
      --------------------------------------------------------------------------------------

o Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                                Notional              Appreciation
                                                                                                 Amount              (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 3.2325% and pay a floating rate based on 3-month USD LIBOR
      Broker, Citibank NA
      Expires January 2010                                                                    $ 216,600,000         $     1,128,486

      Pay a fixed rate of 4.3975% and receive a floating rate based on 3-month USD LIBOR
      Broker, Citibank NA
      Expires January 2018                                                                    $  49,200,000                (484,571)
      -----------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                         $       643,915
                                                                                                                    ===============

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

o Forward credit default swaps entered into as of January 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------------------

                                                                                                Notional                Unrealized
                                                                                                 Amount                Depreciation
      -----------------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Capital One Financial Corp. and pay 4.175%
      Broker, Citibank NA
      Expires March 2013                                                                      $14,000,000              $   (110,460)
      -----------------------------------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 24, 2008